Borrowings and Debt Securities - Summary of Borrowings And Debt Securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Borrowings and Debt Securities
Short-term borrowings	₩ 9,122,792	₩ 10,667,335
Current portion of long-term borrowings	8,434,330	5,780,638
Current portion of debt securities	26,908,467	24,681,439
Less : Current portion of discount on long-term borrowings	(16,537)	(1,152)
Less : Current portion of discount on debt securities	(7,100)	(7,176)
Add: Current portion of premium on debt securities	0	263
Current Borrowings and Debt Securities	44,441,952	41,121,347
Non-current Borrowings and Debt Securities
Long-term borrowings	3,153,867	3,407,514
Debt securities	85,149,391	89,293,561
Less : Discount on long-term borrowings	(35,071)	(14,683)
Less : Discount on debt securities	(176,739)	(175,909)
Non-current Borrowings and Debt Securities	88,091,448	92,510,483
Total	₩ 132,533,400	₩ 133,631,830	₩ 120,605,365